Average Annual Total Returns - PIMCO Emerging Markets Full Spectrum Bond Fund	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1 Year		Institutional Return After Taxes on Distributions 5 Years		Institutional Return After Taxes on Distributions Since Inception		Institutional Return After Taxes on Distributions and Sales of Fund Shares 1 Year		Institutional Return After Taxes on Distributions and Sales of Fund Shares 5 Years		Institutional Return After Taxes on Distributions and Sales of Fund Shares Since Inception
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified (reflects no deductions for fees, expenses or taxes)
1 Year

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified (reflects no deductions for fees, expenses or taxes)
5 Years

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified (reflects no deductions for fees, expenses or taxes)
Since Inception
																				Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes) 1 Year	Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes) 5 Years	Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes) Since Inception
Total	4.31%	7.44%	1.62%	Feb. 25, 2013	2.42%	[1]	5.16%	[1]	(0.53%)	[1]	2.46%	[1]	4.71%	[1]	0.21%	[1]	4.69%	6.99%	2.49%	5.75%	6.79%	3.11%	[2]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	The Lipper Average’s since inception return is determined from the nearest month-end following the Fund’s inception date and not from the actual inception date of the Fund.